Debt - Convertible Senior Notes (Details)	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) d quarter $ / shares shares	Nov. 30, 2017 USD ($) shares	Dec. 31, 2018 USD ($) d quarter $ / shares shares	Dec. 31, 2017 USD ($) shares	Jul. 31, 2017 USD ($)
Debt Instrument [Line Items]
Convertible and exchangeable senior notes	$ 616,105,000		$ 616,105,000	$ 616,105,000
Convertible senior notes | 5.00% Convertible Notes
Debt Instrument [Line Items]
Converted instrument, amount	$ 1,000		$ 1,000
Convertible and Exchangeable Senior Notes
Debt Instrument [Line Items]
Redemption price, percentage of principal amount	100.00%		100.00%
Threshold percentage of stock price trigger	130.00%		130.00%
Threshold trading days | d	20		20
Threshold consecutive trading days | d	30		30
Convertible and Exchangeable Senior Notes | 5.00% Convertible Notes
Debt Instrument [Line Items]
Interest Rate	5.00%		5.00%
Conversion or Exchange Price (per share of common stock) | $ / shares	$ 15.76		$ 15.76
Conversion or Exchange Ratio (In Shares per $1,000)	63.4700		63.4700
Conversion or Exchange Shares (in shares) | shares	12,694,000		12,694,000
Convertible and exchangeable senior notes	$ 200,000,000		$ 200,000,000	200,000,000
Convertible and Exchangeable Senior Notes | 3.875% Convertible Notes
Debt Instrument [Line Items]
Interest Rate	3.875%		3.875%
Conversion or Exchange Price (per share of common stock) | $ / shares	$ 16.57		$ 16.57
Conversion or Exchange Ratio (In Shares per $1,000)	60.3431		60.3431
Conversion or Exchange Shares (in shares) | shares	24,288,000		24,288,000
Convertible and exchangeable senior notes	$ 402,500,000		$ 402,500,000	402,500,000
Convertible and Exchangeable Senior Notes | 5.375% Exchangeable Notes
Debt Instrument [Line Items]
Interest Rate	5.375%		5.375%
Conversion or Exchange Price (per share of common stock) | $ / shares	$ 12.04		$ 12.04
Conversion or Exchange Ratio (In Shares per $1,000)	83.0837		83.0837
Conversion or Exchange Shares (in shares) | shares	1,130,000		1,130,000
Convertible and exchangeable senior notes	$ 13,605,000		$ 13,605,000	$ 13,605,000
Converted instrument, amount		$ 2,800,000
Original debt, interest rate		5.375%
Convertible and Exchangeable Senior Notes | 7.25% Exchangeable Notes
Debt Instrument [Line Items]
Interest Rate					7.25%
Repurchased face amount					$ 13,000,000.0
Repurchase amount					$ 13,400,000
Junior Subordinated Notes
Debt Instrument [Line Items]
Redemption period	5 years		5 years
Interest payment deferral, number of consecutive quarters | quarter	6		6
Class A Common Stock
Debt Instrument [Line Items]
Converted instrument, shares issued (in shares) | shares				233,000
Class A Common Stock | Convertible and Exchangeable Senior Notes | 5.375% Exchangeable Notes
Debt Instrument [Line Items]
Converted instrument, shares issued (in shares) | shares		232,669